Income taxes - Schedule of Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 781,761	$ 714,476
Outside basis in renewable energy assets	140,203	0
Pension and OPEB	515	7,327
Environmental obligation	9,161	8,821
Regulatory liabilities	164,402	180,371
Other	57,680	51,333
Total deferred income tax assets	1,153,722	962,328
Less: valuation allowance	(281,894)	(5,562)	$ (5,876)
Total deferred tax assets	871,828	956,766
Deferred tax liabilities:
Property, plant and equipment	866,529	810,025
Pension and OPEB	9,148	0
Outside basis differentials	165,010	191,990
Regulatory accounts	329,343	317,829
Other	67,753	51,610
Total deferred tax liabilities	1,437,783	1,371,454
Net deferred tax liabilities	(565,955)	(414,688)
Deferred tax assets	11,218	151,576
Deferred tax liabilities	$ (577,173)	$ (566,264)